Consolidated Statements of Shareholders' Equity - USD ($)	Ordinary Shares	Shares Subscription Receivables	Additional paid-in capital	Retained earnings (accumulated deficit) Statutory reserves	Retained earnings (accumulated deficit) Unrestricted	Accumulated other comprehensive loss	Noncontrolling interest	Total
Balance at Dec. 31, 2017	$ 130,000	$ (45,457)	$ 12,312,828	$ 6,189	$ (893,921)	$ 330,706	$ 605,111	$ 12,445,456
Balance, shares at Dec. 31, 2017	13,000,000
Issuance of original ordinary shares through Initial public offering, net	$ 15,500		2,465,554					2,481,054
Issuance of original ordinary shares through Initial public offering, net, shares	1,550,000
Issuance of over-allotment ordinary shares	$ 2,325		839,325					841,650
Issuance of over-allotment ordinary shares, shares	232,500
Issuance of exercised warrants shares	$ 636		(636)
Issuance of exercised warrants shares, shares	63,645
Issuance of ordinary shares to service consultants	$ 530		238,150					238,680
Issuance of ordinary shares to service consultants, shares	53,040
Net loss attributable to Golden Bull Limited					(3,425,981)			(3,425,981)
Net loss attributable to noncontrolling interest							(111,145)	(111,145)
Foreign currency translation						(364,653)	(26,810)	(391,463)
Balance at Dec. 31, 2018	$ 148,992	(45,457)	15,855,220	6,189	(4,319,902)	(33,947)	467,156	12,078,251
Balance, shares at Dec. 31, 2018	14,899,185
Issuance of original ordinary shares through Initial public offering, net
Issuance of over-allotment ordinary shares	$ 5,000		1,755,000					1,760,000
Issuance of over-allotment ordinary shares, shares	500,000
Issuance of exercised warrants shares
Issuance of ordinary shares to service consultants
Net loss attributable to Golden Bull Limited					(9,470,250)			(9,470,250)
Net loss attributable to noncontrolling interest							(205,941)	(205,941)
Foreign currency translation						(66,238)	(8,882)	(75,120)
Balance at Dec. 31, 2019	$ 153,992	$ (45,457)	$ 17,610,220	$ 6,189	$ (13,790,152)	$ (100,185)	$ 252,333	$ 4,086,940
Balance, shares at Dec. 31, 2019	15,399,185